OTHER CURRENT LIABILITIES (Notes)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES [Text Block]
19. OTHER CURRENT LIABILITIES

(in thousands of $)	2013	2012
Deferred revenue	17,888	12,848
Mark-to-market interest rate swaps valuation (see note 23)	15,119	24,991
Mark-to-market cross currency interest rate swaps valuation (see note 23)	16,804	—
Mark-to-market foreign exchange rate swaps valuation (see note 23)	—	20,527
Deferred credits from capital lease transactions (see note 22)	625	625
Other creditors (see note 25)	6,609	5,701
	57,045	64,692